UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur International  Management Company LLC
Address: 500 West Putnam Avenue
         Greenwich, CT  06830-6086

13F File Number:  028-13142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Grace Brescia
Title:     Chief Compliance Officer
Phone:     203-618-3451

Signature, Place, and Date of Signing:

     /s/  Grace Brescia     Greenwich, CT     August 14, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-13142                Formerly Agrent International  Management Company LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $31,272 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1  03938LAK0     1943  1539000 PRN      SOLE                  1539000        0        0
BANK OF AMERICA CORPORATION    COM              060505104      447    33892 SH       SOLE                    33892        0        0
CONOCOPHILLIPS                 COM              20825C104       30    33900 SH  CALL SOLE                        0        0        0
DOLLAR FINL CORP               NOTE 2.875% 6/3  256664AB9      533   783000 PRN      SOLE                   783000        0        0
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202       44    34321 SH       SOLE                    34321        0        0
EPICOR SOFTWARE CORP           NOTE 2.375% 5/1  29426LAA6     1180  1805000 PRN      SOLE                  1805000        0        0
FINISAR                        NOTE 2.500%10/1  31787AAF8     1480  2000000 PRN      SOLE                  2000000        0        0
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2     1775  2139000 PRN      SOLE                  2139000        0        0
HUMAN GENOME SCIENCES INC      NOTE 2.250%10/1  444903AK4      822  1359000 PRN      SOLE                  1359000        0        0
INVITROGEN CORP                NOTE 1.500% 2/1  46185RAK6     2016  2034000 PRN      SOLE                  2034000        0        0
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1  477143AF8     2131  2034000 PRN      SOLE                  2034000        0        0
JOHNSON CTLS INC               NOTE 6.500% 9/3  478366AS6     4437  2202000 PRN      SOLE                  2202000        0        0
MESA AIR GROUP INC             COM              590479101       15   151182 SH       SOLE                   151182        0        0
NCI BUILDING SYS INC           COM              628852105       23    51400 SH  PUT  SOLE                    51400        0        0
PROTEIN DESIGN LABS INC        NOTE 2.750% 8/1  74369LAD5     1376  1356000 PRN      SOLE                  1356000        0        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4     4212  4276000 PRN      SOLE                  4276000        0        0
TEREX CORP NEW                 NOTE 4.000% 6/0  880779AV5      929   949000 PRN      SOLE                   949000        0        0
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0     2338  2332000 PRN      SOLE                  2332000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8     2813  2149000 PRN      SOLE                  2149000        0        0
WESCO INTL INC                 DBCV 2.625%10/1  95082PAE5     1273  1356000 PRN      SOLE                  1356000        0        0
WEST PHARMACEUTICAL SVSC INC   SDCV 4.000% 3/1  955306AA3      675   975000 PRN      SOLE                   975000        0        0
WESTERN REFNG INC              NOTE 5.750% 6/1  959319AC8      713   799000 PRN      SOLE                   799000        0        0
YRC WORLDWIDE INC              COM              984249102       67    39500 SH  PUT  SOLE                    39500        0        0